REVENUES (Details - Revenue by segment) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Total Sales	$ 1,484,958	$ 1,514,692	$ 3,855,665	$ 4,778,527
Animation [Member]
Total Sales	1,419,153	1,383,196	3,493,732	4,373,409
Web Filtering [Member]
Total Sales	63,234	130,928	358,950	403,676
Produced And Licensed Content [Member]
Total Sales	0	0	0	0
Publishing [Member]
Total Sales	2,321	0	2,321	0
Other Revenue [Member]
Total Sales	$ 250	$ 568	$ 662	$ 1,442